Condensed Deutsche Bank AG (Deutsche Bank AG) Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Deutsche Bank AG (Parent Company only) Financial Information [Abstract]
Condensed Statement of Income (Parent Company only) [text block table]

Condensed statement of income

in € m.	2020	2019	2018
Interest income, excluding dividends from subsidiaries	15,301	17,402	16,326
Dividends received from subsidiaries:
Bank subsidiaries	166	914	2,511
Nonbank subsidiaries	859	608	2,064
Interest expense	6,274	9,810	9,700
Net interest and dividend income	10,052	9,114	11,201
Provision for credit losses	1,444	3,118	102
Net interest and dividend income after provision for credit losses	8,608	5,996	11,099
Noninterest income:
Commissions and fee income	4,414	2,957	3,223
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	1,709	132	1,436
Other income (loss)[1]	1,506	(11,912)	(344)
Total noninterest income	7,629	(8,824)	4,315
Noninterest expenses:
Compensation and benefits	5,641	4,760	4,921
General and administrative expenses	6,950	7,735	6,070
Services provided by (to) affiliates, net	2,730	1,328	1,670
Impairment of goodwill and other intangible assets	0	75	0
Total noninterest expenses	15,321	13,898	12,661
Income (loss) before income taxes	916	(16,725)	2,753
Income tax expense (benefit)	(34)	1,357	(122)
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	950	(18,083)	2,875

[1]Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income as well as impairments and write-ups on investments in subsidiaries. In 2020 the gain from the merger of DB Privat-und Firmenkundenbank with Deutsche Bank AG is also included.

Condensed statement of comprehensive income

in € m.	2020	2019	2018
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	950	(18,083)	2,875
Other comprehensive income (loss), net of tax	(172)	(440)	102
Total comprehensive income (loss), net of tax	778	(18,523)	2,977

Condensed Balance Sheet (Parent Company only) [text block table]

Condensed balance sheet

in € m.	Dec 31, 2020	Dec 31, 2019
Assets:
Cash and central bank balances:	138,716	88,912
Interbank balances (w/o central banks):
Bank subsidiaries	13,980	13,979
Other	4,668	5,560
Central bank funds sold, securities purchased under resale agreements, securities borrowed:
Bank subsidiaries	0	0
Nonbank subsidiaries	29,165	32,015
Other	7,715	8,927
Financial assets at fair value through profit or loss:
Bank subsidiaries	1,533	6,950
Nonbank subsidiaries	1,360	1,869
Other	468,875	460,779
Financial assets at fair value through other comprehensive income	74,931	37,871
Investments in associates	183	283
Investment in subsidiaries:
Bank subsidiaries	6,563	14,569
Nonbank subsidiaries	23,229	21,746
Loans:
Bank subsidiaries	26,893	36,517
Nonbank subsidiaries	38,095	38,911
Other	313,011	166,871
Other assets:
Bank subsidiaries	1,095	1,666
Nonbank subsidiaries	11,798	10,930
Other	108,194	101,608
Total assets	1,270,004	1,049,962
Liabilities and equity:
Deposits:
Bank subsidiaries	21,470	65,461
Nonbank subsidiaries	15,396	19,093
Other	474,012	271,960
Central bank funds purchased, securities sold under repurchase agreements and securities loaned:
Bank subsidiaries	895	915
Nonbank subsidiaries	36,566	43,703
Other	3,751	3,142
Financial liabilities at fair value through profit or loss:
Bank subsidiaries	2,003	6,653
Nonbank subsidiaries	559	804
Other	387,389	366,360
Other short-term borrowings:
Bank subsidiaries	37	656
Nonbank subsidiaries	1,440	1,526
Other	3,313	4,958
Other liabilities:
Bank subsidiaries	1,125	1,620
Nonbank subsidiaries	6,285	6,021
Other	100,571	92,549
Long-term debt	169,007	119,232
Total liabilities	1,223,819	1,004,653
Total shareholders’ equity	40,361	40,644
Additional equity components	5,824	4,665
Total equity	46,185	45,309
Total liabilities and equity	1,270,004	1,049,962

Condensed Statement of Cash Flows (Parent Company only) [text block table]

Condensed statement of cash flows

in € m.	2020	2019	2018
Net cash provided by (used in) operating activities	20,605	(41,369)	(47,850)
Cash flows from investing activities:
Proceeds from:
Sale of financial assets at fair value through other comprehensive income	37,446	14,075	11,592
Maturities of financial assets at fair value through other comprehensive income	29,093	36,236	23,572
Sale of debt securities held to collect at amortized cost	8,239	350	93
Maturities of debt securities held to collect at amortized cost	3,960	195	58
Sale of equity method investments	30	0	5
Sale of property and equipment	12	12	13
Purchase of:
Financial assets at fair value through other comprehensive income	(75,890)	(47,705)	(34,586)
Debt Securities held to collect at amortized cost	(3,359)	(19,320)	(129)
Investments in associates	(3)	(1)	0
Property and equipment	(387)	(266)	(212)
Net change in investments in subsidiaries	3,427	1,149	289
Other, net	(927)	(861)	(1,024)
Net cash provided by (used in) investing activities	1,642	(16,136)	(329)
Cash flows from financing activities:
Issuances of subordinated long-term debt	1,668	25	10
Repayments and extinguishments of subordinated long-term debt	(1,120)	(11)	(253)
Issuances of trust preferred securities	0	0	0
Repayments and extinguishments of trust preferred securities	0	0	0
Principal portion of lease payments	(479)	(362)	0
Common shares issued	0	0	0
Purchases of treasury shares	(279)	(1,359)	(4,119)
Sale of treasury shares	76	1,181	3,925
Additional Equity Components (AT1) issued	1,153	0	0
Purchases of Additional Equity Components (AT1)	(709)	(88)	(123)
Sale of Additional Equity Components (AT1)	721	77	120
Coupon on additional equity components, pre tax	(349)	(330)	(315)
Cash dividends paid	0	(227)	(227)
Net cash provided by (used in) financing activities	681	(1,094)	(982)
Net effect of exchange rate changes on cash and cash equivalents	(799)	1,163	1,243
Net increase (decrease) in cash and cash equivalents	47,295	(57,436)	(47,918)
thereof: Group internal merger	25,166
Cash and cash equivalents at beginning of period	82,405	139,841	187,759
Cash and cash equivalents at end of period	129,699	82,405	139,841
Net cash provided by (used in) operating activities include
Income taxes paid (received), net	916	280	(224)
Interest paid	6,324	10,054	9,793
Interest received	15,905	14,786	19,660
Dividends received	724	4,217	2,957
Cash and cash equivalents comprise
Cash and central bank balances (not included Interest-earning time deposits with central banks)	124,549	75,180	127,871
Interbank balances (w/o central banks)	5,151	7,225	11,970
Total	129,699	82,405	139,841

Parent Company Long-Term Debt (Parent Company only) [text block table]

Parent company’s long-term debt by remaining maturities

By remaining maturities	Due in 2021	Due in 2022	Due in 2023	Due in 2024	Due in 2025	Due after 2025	Total Dec 31, 2020	Total Dec 31, 2019
in € m.
Senior debt:
Bonds and notes:
Fixed rate	18,444	8,572	10,745	7,488	5,834	12,308	63,391	63,213
Floating rate	7,017	2,882	1,576	3,526	3,903	7,991	26,896	24,057
Other	34,206	1,266	1,031	1,003	902	30,845	69,254	23,718
Subordinated debt
Bonds and notes:
Fixed rate	18	0	0	4	2,601	3,424	6,047	6,237
Floating rate	1,121	0	1,100	123	80	423	2,846	1,892
Other	289	15	93	82	0	93	571	115
Total long-term debt	61,095	12,735	14,547	12,226	13,320	55,084	169,007	119,232